Terumo Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Terumo Agreement.
Terumo Agreement

4.Terumo Agreement

In June 2019, Legacy Orchestra entered into the Terumo Agreement, pursuant to which Terumo secured global commercialization rights for Virtue SAB in coronary and peripheral vascular indications (the “Terumo Indications”). Under this agreement, Legacy Orchestra received an upfront payment of $30 million and an equity commitment of up to $5 million of which $2.5 million was invested in June 2019 as part of the Legacy Orchestra Series B-1 financing and $2.5 million was invested in June 2022 as part of the Legacy Orchestra Series D-2 financing. The Company was initially eligible to receive up to $65 million in additional payments based on the achievement of certain development and regulatory milestones and is also eligible to earn royalties on future sales by Terumo based on royalty rates ranging from 10 – 15%. Of these milestone payments, $35 million relate to achieving certain milestones by specified target achievement dates. As of the issuance date of these financial statements, the target achievement date for two $5 million milestone payments has already passed. In addition, due to delays in the Company’s Virtue SAB program resulting from the COVID-19 pandemic, supply chain issues and unexpected changes to regulatory requirements, including increased testing and other activities related to chemistry, manufacturing, and control, increased nonclinical and good laboratory practice preclinical data requirements, including biocompatibility, as well as a requirement to repeat good laboratory practice preclinical studies already performed based on changes to source of component materials and a change in manufacturing site, the Company is unlikely to be able to complete the remaining time-based milestones by the specified target achievement dates to earn the remaining $25 million in time-based milestone payments pursuant to the Terumo Agreement. Although the Company is currently negotiating with Terumo mutually agreeable adjustments to certain target achievement dates to reflect the regulatory and pandemic-related delays, there is no assurance as to the outcome of these negotiations with respect to any potential modifications to the milestone target achievement dates. Pursuant to the terms of the Terumo Agreement, Legacy Orchestra licensed intellectual property rights to Terumo and the Company is primarily responsible for completing the development of the product in the United States through premarket approval by the FDA for the ISR indication. These research and development services to be provided by the Company include (i) manufacturing, testing and packaging the drug required for the clinical trials, (ii) supplying Terumo with information related to the design and manufacture of the delivery device and the technology transfer needed for Terumo to ultimately commence manufacture of the delivery device, and (iii) carrying out regulatory activities related to clinical trials in the United States for the ISR indication.

The Company has concluded that the license granted to Terumo is not distinct from the research and development services that will be provided to Terumo through the completion of the development of ISR indication, as Terumo cannot obtain the benefit of the license without the related research and development services. Accordingly, the Company will recognize revenues for this combined performance obligation over the estimated period of research and development services using a proportional performance model. The Company measures proportional performance based on the costs incurred relative to the total estimated costs of the research and development services.

In 2019, Legacy Orchestra received a total of $32.5 million from Terumo related to the stock purchase and the revenue generating elements of the Terumo Agreement. The Company recorded the estimated fair value of the shares of $2.5 million in stockholders’ equity, as the value paid by Terumo is consistent with the value paid by other third-party stockholders in Legacy Orchestra’s offering of its Series B-1 Preferred Stock. The Company allocated the remaining $30 million to the transaction price of the Terumo Agreement. The Company considers the future potential development and regulatory milestones to be variable consideration, which are fully constrained from the transaction price as of June 30, 2023 and December 31, 2022, as the achievement of such milestone payments are uncertain and highly susceptible to factors outside of the Company’s control. The Company plans to re-evaluate the transaction price at each reporting period and as uncertain events are resolved or other changes in circumstances occur. In addition, the arrangement also includes sales-based royalties on product sales by Terumo subsequent to commercialization ranging from 10 - 15%, none of which have been recognized to date.

The Company recorded the $30 million upfront payment received from Terumo in 2019 within deferred revenue. The following table presents the changes in the Company’s deferred revenue balance from the Terumo Agreement during the three and six months ended June 30, 2023 and 2022:

Deferred Revenue – December 31, 2022 (in thousands)	$19,539
Revenue recognized	(1,747)
Deferred Revenue – June 30, 2023	$17,792

Deferred Revenue – December 31, 2021	$22,401
Revenue recognized	(945)
Deferred Revenue – June 30, 2022	$21,456

The Company’s balance of deferred revenue contains the transaction price from the Terumo Agreement allocated to the combined license and research and development performance obligation, which was partially unsatisfied as of June 30, 2023. The Company expects to recognize approximately $4.3 million of its deferred revenue during the next twelve months and recognize the remaining approximately $13.5 million through the remainder of the performance period, which is currently estimated to be completed in 2026 - 2027 and may be impacted by the actual clinical and regulatory timelines of the program.

As of each quarterly reporting date, the Company evaluates its estimates of the total costs expected to be incurred through the completion of the combined performance obligation and updates its estimates as necessary. For the three months ended June 30, 2023 and 2022, the expenses incurred related to the Terumo Agreement were approximately $4.5 million and $3.9 million, respectively. For the six months ended June 30, 2023 and 2022, the expenses incurred related to the Terumo Agreement were approximately $8.3 million and $6.6 million, respectively. The estimated total costs associated with the Terumo Agreement through completion increased by approximately 3% as of June 30, 2023, as compared to the estimates as of December 31, 2022, and increased by approximately 10% as of June 30, 2022, as compared to the estimates as of December 31, 2021. While the Company believes it has estimated total costs associated with the Terumo Agreement through completion, these estimates encompass a broad range of expenses over a multi-year period and, as such, are subject to periodic changes as new information becomes available. The impact of the changes in estimates resulted in a reduction of partnership revenues of $392,000 and $836,000 for the three months ended June 30, 2023 and 2022, respectively, as compared to the amounts that would have been recorded based on the previous estimates. The impact of the changes in estimates resulted in a reduction of partnership revenues of $303,000 and $847,000 for the six months ended June 30, 2023 and 2022, respectively, as compared to the amounts that would have been recorded based on the previous estimates. The impact of these changes in estimates on the net loss per share attributable to common stockholders, basic and diluted, for the three months ended June 30, 2023 and 2022 was an increase of $0.01 and $0.08. The impact of these changes in estimates on the net loss per share attributable to common stockholders, basic and diluted, for the six months ended June 30, 2023 and 2022 was an increase of $0.01 and $0.05.

The Company will also manufacture, or have manufactured, SirolimusEFR and has exclusive rights to sell it on a per unit basis to Terumo for use in the Virtue SAB product. The Company has determined that this promise does not contain a material right as the pricing is based on standalone selling prices. Through June 30, 2023, there have been no additional amounts recognized as revenue under the Terumo Agreement other than the recognition of a portion of the upfront payment described above.

3.Terumo Agreement

In June 2019, the Company entered into the Terumo Agreement, pursuant to which Terumo secured global commercialization rights for Virtue SAB in coronary and peripheral vascular indications (the “Terumo Indications”). Under this agreement, the Company received an upfront payment of $30 million and an equity commitment of up to $5 million of which $2.5 million was invested in June 2019 as part of the Series B-1 financing. The Company was initially eligible to receive up to $65 million in additional payments based on the achievement of certain development and regulatory milestones and is also eligible to earn royalties on future sales by Terumo based on royalty rates ranging from 10 – 15%. As of the issuance date of these financial statements, the target achievement date for two $5 million milestone payments has already passed. In addition, due to delays in Orchestra’s Virtue SAB program resulting from the COVID-19 pandemic, supply chain issues and unexpected changes to regulatory requirements, including increased testing and other activities related to chemistry, manufacturing, and control, increased nonclinical and good laboratory practice preclinical data requirements, including biocompatibility, as well as a requirement to repeat good laboratory practice preclinical studies already performed based on changes to source of component materials and a change in manufacturing site, Orchestra is unlikely to be able to complete the remaining time-based milestones by the specified target achievement dates to earn the remaining $25 million in time-based milestone payments pursuant to the Terumo Agreement. However, in June 2022, Orchestra and Terumo signed a letter agreement whereby the parties agreed to negotiate in good faith over 12 months mutually agreeable adjustments to certain target achievement dates to reflect the regulatory and pandemic-related delays. There is no assurance as to the outcome of these negotiations with respect to any potential modifications to the milestone target achievement dates. Pursuant to the terms of the Terumo Agreement, the Company licensed intellectual property rights to Terumo and the Company shall be primarily responsible for completing the development of the product in the United States through premarket approval by the FDA for the in-stent restenosis (“ISR”) indication. These research and development services to be provided by the Company include (i) manufacturing, testing and packaging the drug required for the clinical trials, (ii) supplying Terumo with information related to the design and manufacture of the delivery device and the technology transfer needed for Terumo to ultimately commence manufacture of the delivery device, and (iii) carrying out regulatory activities related to clinical trials in the United States for the ISR indication.

The Company has concluded that the license granted to Terumo is not distinct from the research and development services that will be provided to Terumo through the completion of the development of ISR indication, as Terumo cannot obtain the benefit of the license without the related research and development services. Accordingly, the Company will recognize revenues for this combined performance obligation over the estimated period of research and development services using a proportional performance model. The Company measures proportional performance based on the costs incurred relative to the total estimated costs of the research and development services.

In 2019, the Company received a total of $32.5 million from Terumo related to the stock purchase and the revenue generating elements of the Terumo Agreement. The Company recorded the estimated fair value of the shares of $2.5 million in stockholders’ equity, as the value paid by Terumo is consistent with the value paid by other third-party stockholders in the Company’s offering of its Series B-1 Preferred Stock. The Company allocated the remaining $30 million to the transaction price of the Terumo Agreement. The Company considers the future potential development and regulatory milestones to be variable consideration, which are fully constrained from the transaction price as of December 31, 2021 and 2022, as the achievement of such milestone payments are uncertain and highly susceptible to factors outside of the Company’s control. The Company plans to re-evaluate the transaction price at each reporting period and as uncertain events are resolved or other changes in circumstances occur. In addition, the arrangement also includes sales-based royalties on product sales by Terumo subsequent to commercialization ranging from 10 - 15%, none of which have been recognized to date.

The Company recorded the $30 million upfront payment received from Terumo in 2019 within deferred revenue. The following table presents the changes in the Company’s deferred revenue balance from the Terumo Agreement during the years ended December 31, 2021 and 2022:

Deferred Revenue – January 1, 2021 (in thousands)	$20,926
Revenue reduction	1,475
Deferred Revenue – December 31, 2021	$22,401
Revenue recognized	(2,862)
Deferred Revenue – December 31, 2022	$19,539

The Company’s balance of deferred revenue contains the transaction price from the Terumo Agreement allocated to the combined license and research and development performance obligation, which was partially unsatisfied as of December 31, 2022. The Company expects to recognize approximately $6.4 million of its deferred revenue during the next twelve months and recognize the remaining approximately $13.1 million through the remainder of the performance period, which is estimated through 2026.

As of each quarterly reporting date, the Company evaluates its estimates of the total costs expected to be incurred through the completion of the combined performance obligation and updates its estimates as necessary. For the years ended December 31, 2021 and 2022, the expenses incurred related to the Terumo Agreement were approximately $9.9 million and $14.3 million, respectively. The estimated total costs associated with the Terumo Agreement through completion increased by approximately 85% as of December 31, 2021 as compared to the estimates as of December 31, 2020, and increased by approximately 10% as of December 31, 2022, as compared to the estimates as of December 31, 2021. The increase in the estimated costs relates to an extension of the estimated performance period by twelve months, due in part by delays resulting from the COVID-19 pandemic, as well as supply chain issues and unexpected changes to regulatory requirements, including increased testing and other activities related to chemistry, manufacturing, and control, increased nonclinical and good laboratory practice preclinical data requirements, including biocompatibility, as well as a requirement to repeat good laboratory practice preclinical studies already performed based on changes to source of component materials and a change in manufacturing site, that caused the Company to amend its original project plan. While the Company believes it has estimated total costs associated with the Terumo Agreement through completion, these estimates encompass a broad range of expenses over a multi-year period and, as such, are subject to periodic changes as new information becomes available. The impact of the changes in estimates resulted in reduction of partnership revenues of $6.5 million and $1.0 million for the years ended December 31, 2021 and 2022, respectively, as compared to the amounts that would have been recorded based on the previous estimates. The impact of these changes in estimates on the net loss per share attributable to common stockholders, basic and diluted, was an increase of $0.73 and $0.07 for the years ended December 31, 2021 and 2022, respectively.

Orchestra will also manufacture, or have manufactured, SirolimusEFR and have exclusive rights to sell it on a per unit basis to Terumo for use in the Virtue SAB product. The Company has determined that this promise does not contain a material right as the pricing is based on standalone selling prices. Through December 31, 2022, there have been no additional amounts recognized as revenue under the Terumo Agreement other than the recognition of a portion of the upfront payment described above.